1. Significant Accounting Policies (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income, as reported	$ 1,391,768	$ 1,377,189	$ 1,284,386	$ 1,071,565	$ 1,451,600	$ 1,354,933	$ 1,238,344	$ 1,041,778	$ 5,124,908	$ 5,086,655
Less: dividends to preferred shareholders									81,250	81,250
Net income available to common shareholders									$ 5,043,658	$ 5,005,405
Weighted average number of common shares used in calculating earnings per share									4,897,281	4,838,185
Earnings per common share	$ 0.28	$ 0.28	$ 0.26	$ 0.22	$ 0.29	$ 0.28	$ 0.25	$ 0.21	$ 1.03	$ 1.03